Commitments and contingencies (Details 2) In Millions, except Per Share data, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($) debenture	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 BRL	Dec. 31, 2011 Railroads USD ($) Y	Dec. 31, 2010 Railroads USD ($)	Dec. 31, 2009 Railroads USD ($)	Dec. 31, 2011 Pellet plants USD ($) plant	Dec. 31, 2010 Pellet plants USD ($)	Dec. 31, 2009 Pellet plants USD ($)	Dec. 31, 2011 Pellet plants Minimum Y	Dec. 31, 2011 Pellet plants Maximum Y	Dec. 31, 2011 Labor and social security claims USD ($)	Dec. 31, 2010 Labor and social security claims USD ($)	Dec. 31, 2011 Civil claims USD ($)	Dec. 31, 2010 Civil claims USD ($)	Dec. 31, 2011 Tax - related actions USD ($)	Dec. 31, 2010 Tax - related actions USD ($)	Dec. 31, 2011 Other Contingencies USD ($)	Dec. 31, 2010 Other Contingencies USD ($)
Provision for contingencies and the related judicial deposits
Provision for contingencies	$ 1,686	$ 2,043											$ 751	$ 748	$ 248	$ 510	$ 654	$ 746	$ 33	$ 39
Judicial deposits	1,464	1,731											895	874	151	410	413	442	5	5
Description of Leasing Arrangements
Lease period (in years)					30						5	30
Renewable lease period (in years)					30
Future minimum rental payments
2012					87			66
2013					87			58
2014					87			23
2015					87			23
2016 thereafter					955			64
Total minimum payments required					1,303			234
Total expenses					87	90	80	66	107	114
Number of leased assets								4
Contingencies settled and recognized provisions
Contingencies settled	658	352	236
Recognized provision, Classified as other operating expenses	526	112	294
Loss contingency having no provision, estimate of possible loss	22,449	4,787
Debentures
Number of debentures issued	388,559,056
Par value of debentures issued (in BRL cents per debenture)				0.01
Carrying value of debentures	1,336	1,284
Debentures remuneration paid	14
Changes in the provisions for asset retirement obligations
Beginning of period	1,368	1,116	887
Accretion expense	125	113	75
Liabilities settled in the current period	(57)	(45)	(46)
Revisions in estimated cash flows	420	125	(23)
Cumulative translation adjustment	(86)	59	223
End of period	1,770	1,368	1,116
Current liabilities	73	75	89
Non-current liabilities	1,697	1,293	1,027
Total	$ 1,770	$ 1,368	$ 1,116